John Hancock
Global Equity Fund
Quarterly portfolio holdings 11/30/2024

Fund’s investments
As of 11-30-24 (unaudited)
	Shares	Value
Common stocks 94.9%		$570,717,795
(Cost $421,880,749)
Belgium 1.3%		8,040,899
Anheuser-Busch InBev SA/NV	149,620	8,040,899
France 5.7%		34,456,412
Capgemini SE	14,896	2,394,529
Carrefour SA	383,783	5,844,592
LVMH Moet Hennessy Louis Vuitton SE	8,931	5,598,734
Publicis Groupe SA	66,603	7,235,060
Sanofi SA	59,621	5,790,810
TotalEnergies SE	130,638	7,592,687
Ireland 4.4%		26,180,567
Accenture PLC, Class A	29,001	10,509,092
Medtronic PLC	102,882	8,903,408
Ryanair Holdings PLC, ADR	153,680	6,768,067
Japan 10.6%		63,801,469
Asahi Group Holdings, Ltd.	867,400	9,461,194
FANUC Corp.	355,720	9,242,048
Mitsubishi Estate Company, Ltd.	361,878	5,128,406
Seven & i Holdings Company, Ltd.	383,400	6,658,606
Sony Group Corp.	562,600	11,294,944
Sumitomo Mitsui Financial Group, Inc.	376,500	9,292,335
Sumitomo Mitsui Trust Group, Inc.	507,500	12,723,936
Netherlands 2.0%		11,712,568
ING Groep NV	758,717	11,712,568
Switzerland 2.6%		15,838,131
Chubb, Ltd.	32,030	9,248,022
SGS SA	66,343	6,590,109
Taiwan 1.9%		11,373,603
Taiwan Semiconductor Manufacturing Company, Ltd.	365,000	11,373,603
United Kingdom 1.7%		10,296,624
Haleon PLC	2,158,581	10,296,624
United States 64.7%		389,017,522
Alphabet, Inc., Class A	98,209	16,592,411
Analog Devices, Inc.	38,792	8,458,596
Apple, Inc.	83,559	19,831,057
AutoZone, Inc. (A)	3,662	11,606,855
Bank of America Corp.	262,775	12,484,440
Cheniere Energy, Inc.	49,418	11,070,126
Citigroup, Inc.	84,623	5,997,232
Comcast Corp., Class A	170,349	7,357,373
ConocoPhillips	142,487	15,437,044
Corteva, Inc.	103,674	6,452,670
CRH PLC	36,582	3,741,241
CRH PLC (London Stock Exchange)	152,290	15,624,364
CSX Corp.	265,868	9,717,475
Darden Restaurants, Inc.	59,879	10,554,871
DuPont de Nemours, Inc.	90,563	7,570,161
Elevance Health, Inc.	22,034	8,966,957
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Emerson Electric Company	57,816	$7,666,402
GE HealthCare Technologies, Inc.	108,647	9,041,603
Honeywell International, Inc.	43,342	10,095,652
Intercontinental Exchange, Inc.	64,964	10,456,605
L3Harris Technologies, Inc.	38,509	9,482,841
Lennar Corp., Class A	47,964	8,364,442
Lowe’s Companies, Inc.	43,904	11,960,767
McKesson Corp.	22,317	14,026,235
Microsoft Corp.	71,415	30,241,396
Oracle Corp.	55,735	10,302,057
Philip Morris International, Inc.	148,866	19,808,110
Starbucks Corp.	76,074	7,794,542
Target Corp.	49,532	6,553,579
The Walt Disney Company	98,029	11,515,467
T-Mobile US, Inc.	56,144	13,864,199
TransUnion	74,503	7,562,055
Union Pacific Corp.	24,013	5,875,021
United Rentals, Inc.	12,103	10,481,198

Wells Fargo & Company	163,614	12,462,478
Preferred securities 2.4%		$14,596,248
(Cost $16,718,660)
South Korea 2.4%		14,596,248
Samsung Electronics Company, Ltd.	436,688	14,596,248

	Yield (%)	Shares	Value
Short-term investments 2.4%			$14,688,862
(Cost $14,688,862)
Short-term funds 2.4%			14,688,862
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	4.5043(B)	14,688,862	14,688,862

Total investments (Cost $453,288,271) 99.7%	$600,002,905
Other assets and liabilities, net 0.3%	1,576,123
Total net assets 100.0%	$601,579,028

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-24.
The fund had the following sector composition as a percentage of net assets on 11-30-24:
Information technology	17.9%
Financials	14.0%
Industrials	13.9%
Consumer staples	11.1%
Consumer discretionary	11.1%
Communication services	9.4%
Health care	7.8%
Energy	5.6%
Materials	5.6%
Real estate	0.9%
Short-term investments and other	2.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$8,040,899	—	$8,040,899	—
France	34,456,412	—	34,456,412	—
Ireland	26,180,567	$26,180,567	—	—
Japan	63,801,469	—	63,801,469	—
Netherlands	11,712,568	—	11,712,568	—
Switzerland	15,838,131	9,248,022	6,590,109	—
Taiwan	11,373,603	—	11,373,603	—
United Kingdom	10,296,624	—	10,296,624	—
United States	389,017,522	373,393,158	15,624,364	—
Preferred securities	14,596,248	—	14,596,248	—
Short-term investments	14,688,862	14,688,862	—	—
Total investments in securities	$600,002,905	$423,510,609	$176,492,296	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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